Investment in associate	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Abstract]
Investment in associate
14.	Investment in associate

Details of the associate of the Company at the end of the reporting period is as follow:

Name of associate	Place of constitution and operation	Proportion of ownership interest and voting power held by the Company
SCL Terminal Aérea de Santiago, S. A.	Santiago de Chile, Chile	14.77%

As disclosed in Note 1, DCA has a stake of 14.77% in SCL, operator of the international terminal of Santiago de Chile’s airport until September 30, 2015. On that date, the operation of the airport was delivered to the new operator. Although it no longer has operations in accordance with the concession agreement, SCL must remain in effect for one year after delivery of the concession to address any potential contingencies. After that first year, SCL shall remain in force for two years before being dissolved in accordance with tax regulations in Chile.

According to the Company's estimates for 2018 and 2019, the Company expects to recover Ps. 11,016 through dividend and capital reductions. During 2016, Ps. 58,868 was recovered.

At the date of acquisition the book value of SCL is €4,653,021 (Ps. 105,936). The results of DCA of the years ended to December 31, 2015, 2016 and 2017 were recognized using the equity method in the consolidated financial statements.

At December 31, 2015, 2016 and 2017, the net results of SCL is comprised as follows:

	2015		2016		2017
Net (loss) profit SCL	Ps.	(92,783)	Ps.	(79,401)	Ps.	19,330
Proportion of ownership interest and voting power held by the Company		14.77%		14.77%		14.77%
Share of (loss) profit of associate.	Ps.	(13,704)	Ps.	(11,728)	Ps.	2,855

The Company owns less than 20% of the shares of SCL, however it concluded it has significant influence because it has a representation on its Board of Directors and participates in the process of setting its financial and operating policies.

The summarized financial information below represents the amounts shown in the financial statements of SCL prepared in accordance with IFRS.

The detail of the investment in the associate as of December 31, 2017 is as follows:

	Balance
Initial investment	Ps.	105,936
Share of loss of associate 2015		(13,704)
Balance at December 31, 2015		92,232
Reimbursements 2016		(58,868)
Share of loss of associate 2016		(11,728)
Balance at December 31, 2016		21,636
Adjustment to the investment SCL		(13,475)
Share of profit of associate 2017		2,855
Balance at December 31, 2017	Ps.	11,016

Condensed statements of financial position as of December 31, 2015, 2016 and 2017:

	2015		2016		2017
Current assets	Ps.	411,465	Ps.	344,243	Ps.	142,672
Non – current assets		281,943		50,412		—
Total assets		693,408		394,655		142,672
Total liability		193,476		193,554		51,189
Shareholders´ equity	Ps.	499,932	Ps.	201,101	Ps.	91,483

Condensed statement of comprehensive (loss) profit for the period of nine months ended December 31, 2015 and year ended, 2016 and 2017:

	Nine months ended December 2015		2016		2017
Revenues	Ps.	674,027	Ps.	13,629	Ps.	56,373
Costs, expenses and income taxes		766,810		93,030		37,043
(Loss) Profit of the year	Ps.	(92,783)	Ps.	(79,401)	Ps.	19,330